Financing Activities Schedule of Notes and Mortgages Payable (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Collateralized Credit Facilities
Unsecured credit facility	$ 188,631,000	$ 184,000,000
$73.2 Million Secured Financing
Collateralized Credit Facilities
Secured financing	$ 73,200,000
Financing term	10
Multifamily properties collateralized	3
Interest rate	5.02%